UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 3,390	$ 209,561
Other receivables, net	7,361,897
Due from discontinued operations	17,632,181	14,013,927
Escrow, current	6,800,000	4,896,932
Short-term investment		6,704,029
Current assets of discontinued operations	1,127,572	1,563,009
Total current assets	32,925,040	27,387,458
OTHER ASSETS
Other assets of discontinued operations	162,582	3,260,740
Total other assets	162,582	3,260,740
Total assets	33,087,622	30,648,198
CURRENT LIABILITIES
Current liabilities of discontinued operations	24,280,239	24,119,744
Total current liabilities	24,280,239	24,119,744
OTHER LIABILITIES
Advance from investor	2,220,000
Other liabilities of discontinued operations		26,772
Total other liabilities	2,220,000	26,772
Total liabilities	26,500,239	24,146,516
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares,$0.025 par value, 1,000,000,000 shares authorized, 5,100,164 and 3,818,663 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively*	127,504	95,467
Additional paid-in capital	38,227,552	33,737,276
Statutory reserves	449,136	449,136
Accumulated deficits	(32,650,031)	(28,066,415)
Accumulated other comprehensive income	786,414	361,655
Total shareholders’ equity attributable to Infobird Co., Ltd	6,940,575	6,577,119
Noncontrolling interests	(353,192)	(75,437)
Total equity	6,587,383	6,501,682
Total liabilities and equity	$ 33,087,622	$ 30,648,198